CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss) Income	$ (8,053,110)	$ 3,023,042	$ (13,582,159)	$ (8,056,874)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	363,542	362,381	483,473	508,610
Inventory adjustment			0	311,986
Change in fair value of warrant derivative liability	(1,499,682)	(4,788,493)	1,297,997	3,792,130
Change in fair value of preferred share derivative liability	7,665,268	412,908	10,416,375	283,920
Discount in Series E issuance attributable to embedded beneficial conversion feature	0	39,132	292,213	512,912
Preferred share derivative interest satisfied by the issuance of common stock	549,854	897,680	1,283,240	964,814
Legal and consulting expenses satisfied by the issuance of common stock			13,737	100,204
Salaries and Directors Fees satisfied by the issuance of common stock			136,953	0
Non-cash compensation satisfied by the issuance of common stock, options and warrants	18,339	33,268	42,017	125,004
Non-cash rent expense	8,686	22,584	48,064	0
Impairment of Intangible Assets			440,000	0
Non-cash lease accretion	949	601	20,682	0
Changes in Assets and Liabilities
Accounts receivable	88,356	(221,280)
Accounts and interest receivable			(166,706)	(395,245)
Inventories	184,963	69,151	754,931	20,488
Prepaid and other current assets	74,671	76,239	(1,962)	16,659
Security deposits	13,464	(13,725)	(13,725)	12,909
Accounts payable, accrued expenses and other current liabilities	41,355	90,892	87,686	437,734
Deferred revenues and Customer deposits	(49,399)	234,956
Derivative interest payable	(196,354)	79,120
NET CASH (USED IN) / PROVIDED BY OPERATING ACTIVITIES	(789,098)	318,456	1,552,815	(1,364,748)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(78,427)	(35,398)	(178,169)	0
Cost of leasehold improvements	(390,845)	(176,645)	(343,631)	0
Costs incurred for intellectual property assets	(32,406)	(191,274)	(866,150)	(96,404)
Proceeds from sale of retired equipment	0	30,000	30,000	0
(Deposits to) / Withdrawals from restricted cash, net	(41,826)	(51,464)	3,416	32,599
NET CASH USED IN INVESTING ACTIVITIES	(543,504)	(424,781)	(1,354,533)	(63,805)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series E Convertible Preferred Stock	125,000
Other loan payments	(9,565)	(56,669)	(13,106)	(65,839)
NJEDA bond principal payments			0	(210,000)
Proceeds from issuance of Series E Convertible Preferred Stock and Warrants			1,062,500	2,000,000
Costs associated with raising capital	(40,000)
NET CASH PROVIDED BY / (USED IN) FINANCING ACTIVITIES	75,435	(56,669)	1,049,394	1,724,161
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,257,167)	(162,994)	1,247,676	295,609
CASH AND CASH EQUIVALENTS - beginning of period	1,825,858	578,187	578,187	282,578
CASH AND CASH EQUIVALENTS - end of period	568,691	415,193	1,825,858	578,187
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	172,439	114,950	226,150	262,685
Cash paid for taxes	2,500	4,182	7,822	0
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Non-Cash acquisition of Naltrexone ANDA	0	275,000
Commitment fee relating to commitment to purchase Series F Preferred Stock	250,000	0
Cumulative effect of reclassification of Preferred Stock and Warrants as Derivative Liabilities				10,364,573
Reduction in par value of common stock from $0.01 per share to $0.001 per share				712,954
Common stock issued for purchase of intangible assets			$ 75,000